March 1, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus/Laurel Funds Trust
 - Dreyfus Global Equity Income Fund
 - Dreyfus International Bond Fund
 1933 Act File No.: 33-43846
 1940 Act File No.: 811-524
 CIK No.: 0000053808

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 167 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2012.

Please address any comments or questions to my attention at 212-922-6867.

Sincerely,

/s/ Denise L. Negron
Denise L. Negron
Paralegal